LEASES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
LEASES
Lease payments per month during the period		$ 15,550	$ 15,300		$ 15,300
Total operating lease cost	$ 196,321	172,856	334,041	$ 413,000	461,804
Short term lease liabilities		88,137			77,363	$ 65,019
Short-term leases	$ 116,813	$ 92,576	$ 253,761	$ 332,720	$ 354,764